LOANS	12 Months Ended
Dec. 31, 2018
LOANS [Abstract]
LOANS
NOTE D - LOANS

Following is a summary of loans at December 31, 2018 and December 31, 2017:

	December 31, 2018		December 31, 2017
Dollars in thousands	Amount	Percent of Total	Amount	Percent of Total
Commercial real estate
Residential ADC	$4,650	1.18%	$7,242	2.08%
Commercial ADC	20,790	5.29%	24,364	6.99%
Farmland	4,833	1.23%	5,392	1.55%
Multifamily	18,537	4.71%	11,967	3.43%
Owner occupied	103,983	26.44%	84,808	24.32%
Non-owner occupied	97,034	24.67%	79,549	22.81%
Total commercial real estate	249,827	63.52%	213,322	61.18%

Commercial
Commercial and industrial	49,499	12.59%	47,032	13.49%
Agriculture	262	0.06%	415	0.12%
Other	1573	0.40%	1,420	0.40%
Total commercial	51,334	13.05%	48,867	14.01%

Residential mortgage
First lien, closed-end	53,395	13.58%	47,936	13.75%
Junior lien, closed-end	812	0.21%	1,123	0.32%
Total residential mortgage	54,207	13.79%	49,059	14.07%

Home equity lines	33,968	8.64%	33,672	9.66%

Consumer – other	3,946	1.00%	3,759	1.08%
Total loans	$393,282	100.00%	$348,679	100.00%

Loans are primarily originated for customers residing in Lincoln, Gaston, Rutherford, Catawba, Iredell and Rowan Counties in North Carolina. Real estate loans can be affected by the condition of the local real estate market. Commercial and industrial loans can be affected by the local economic conditions.

Non-Accrual and Past Due Loans

Non-accrual loans, segregated by category, were as follows:

	December 31, 2018	December 31, 2017
In thousands
Commercial real estate:
Commercial ADC	$42	$5
Owner occupied	932	2,031
Non-owner occupied	4	28
Total commercial real estate	978	2,064
Commercial:
Commercial and industrial	-	25
Total commercial	-	25
Residential mortgage:
First lien, closed-end	57	86
Junior lien, closed end	4	455
Total residential mortgage	61	541
Home equity lines	-	34
Consumer – other	7	-
Total non-accrual loans	$1,046	$2,664

 Interest foregone on non-accrual loans was approximately $78,000 and $200,000 for the years ended December 31, 2018 and 2017, respectively.

An analysis of past due loans segregated by class, was as follows:

	Loans 30-89 Days Past Due	Loans 90 or more Days Past Due	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
In thousands
December 31, 2018
Commercial real estate:
Residential ADC	$-	$-	$-	$4,650	$4,650	$-
Commercial ADC	39	-	39	20,751	20,790	-
Farmland	-	-	-	4,833	4,833	-
Multifamily	-	-	-	18,537	18,537	-
Owner occupied	-	927	927	103,056	103,983	-
Non-owner occupied	-	4	4	97,030	97,034	-
Total commercial real estate	39	931	970	248,857	249,827	-
Commercial:
Commercial and industrial	126	-	126	49,373	49,499	-
Agriculture	-	-	-	262	262	-
Other	-	-	-	1,573	1,573	-
Total commercial	126	-	126	51,208	51,334	-
Residential mortgage:
First lien, closed end	247	33	280	53,115	53,395	-
Junior lien, closed-end	-	-	-	812	812	-
Total residential mortgage	247	33	280	53,927	54,207
Home equity lines	85	-	85	33,883	33,968	-
Consumer – other	-	13	13	3,933	3,946	5
Total loans	$497	$977	$1,474	$391,808	$393,282,	$5

	Loans 30-89 Days Past Due	Loans 90 or more Days Past Due	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
In thousands
December 31, 2017
Commercial real estate:
Residential ADC	$-	$-	$-	$7,242	$7,242	$-
Commercial ADC	-	-	-	24,364	24,364	-
Farmland	-	-	-	5,392	5,392	-
Multifamily	-	-	-	11,967	11,967	-
Owner occupied	254	2,018	2,272	82,536	84,808	-
Non-owner occupied	144	-	144	79,405	79,549	-
Total commercial real estate	398	2,018	2,416	210,906	213,322	-
Commercial:
Commercial and industrial	-	25	25	47,007	47,032	-
Agriculture	-	-	-	415	415	-
Other	-	-	-	1,420	1,420	-
Total commercial	-	25	25	48,842	48,867	-
Residential mortgage:
First lien, closed end	50	135	185	47,751	47,936	79
Junior lien, closed-end	-	449	449	674	1,123	-
Total residential mortgage	50	584	634	48,425	49,059	79
Home equity lines	200	3	203	33,469	33,672	3
Consumer – other	10	-	10	3,749	3,759	-
Total loans	$658	$2,630	$3,288	$345,391	$348,679	$82

Impaired loans

Impaired loans are set forth in the following tables.

December 31, 2018
In thousands	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Related Allowance
Commercial real estate
Commercial ADC	$42	$42	$-	$-
Owner occupied	2,409	2,269	140	17
Non-owner occupied	5	5	-	-
Total commercial real estate	2,456	2,316	140	17
Commercial
Commercial and industrial	624	-	624	111
Residential mortgage
First lien, closed-end	876	56	760	42
Junior lien, closed- end	478	270	208	75
Total residential mortgage	1,354	326	968	117
Home equity lines	-	-	-	-
Consumer – other	7	7	-	-
Total loans	$4,441	$2,649	$1,732	$245

December 31, 2017
In thousands	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Related Allowance
Commercial real estate
Commercial ADC	$4	$4	$-	$-
Owner occupied	3,721	3,591	-	-
Non-owner occupied	28	28	-	-
Total commercial real estate	3,753	3,623	-	-
Commercial
Commercial and industrial	766	25	741	144
Residential mortgage
First lien, closed-end	1,040	165	811	24
Junior lien, closed-end	884	670	215	79
Total residential Mortgage	1,924	835	1,026	103
Home equity lines	151	106	-	-
Consumer - other	1	-	1	1
Total loans	$6,595	$4,589	$1,768	$248

	Year ended December 31, 2018		Year ended December 31, 2017
In thousands	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Commercial real estate
Commercial ADC	$16	$1	$1,049	$-
Farmland	-	-	32	-
Multifamily	59	-	163	-
Owner occupied	2,508	82	3,614	102
Non-owner occupied	9	-	133	-
Total commercial real estate	2,592	83	4,991	102
Commercial
Commercial and industrial	692	45	1,580	57
Residential mortgage
First lien, closed-end	867	56	1,619	55
Junior lien, closed- end	470	20	669	12
Total residential mortgage	1,337	76	2,288	67
Home equity lines	85	3	143	4
Consumer – other	7	-	1	-
Total loans	$4,713	$207	$9,003	$230

At December 31, 2018 there was one loan totaling $5,000 past due 90 days or more, which were still accruing interest. There were two loans totaling $82,000 past due 90 days or more, which were still accruing interest at December 31, 2017.

Troubled Debt Restructures

As of December 31, 2018, ten loans totaling $3,856,000 were identified as troubled debt restructurings and considered impaired, none of which had unfunded commitments. Ten loans totaling $4,163,000 were identified as troubled debt restructurings and considered impaired at December 31, 2017, none of which had unfunded commitments. Of the ten loans identified as troubled debt restructurings at December 31, 2018, nine loans totaling $3,140,000 were accruing interest, and of the ten loans identified as troubled debt restructurings at December 31, 2017, nine loans totaling $3,398,000 were accruing interest.

For the year ended December 31, 2018, there were no concessions made on newly restructured loans.

For the year ended December 31, 2017, the following tables present a breakdown of the types of concessions made by loan class. The type labeled other includes concessions made to capitalize interest and extend interest only periods.

	Year ended December 31, 2017
Dollars in thousands	Number of loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Forgiveness of principal Residential mortgage:
Junior Lien, closed end	2	$633	$430
Total residential mortgage	2	633	430
Total	2	$633	$430

Grand Total	2	$633	$430

Qualitative factors are calculated for each segment of the loan portfolio. Factors include economic, concentrations, trends in terms of volume and mix, interest rate movement, and delinquency. If a restructured loan is delinquent, it is addressed in the delinquency factor for that segment. Because the number and dollar amounts of restructured loans represent a relatively small percentage (1%) of the total loan balances there is no specific qualitative factor tied to restructured loans.

There were no loans that were modified as troubled debt restructurings within the previous 12 months for which there was a payment default during the years ended December 31, 2018 or 2017.

If a restructured loan defaults after being restructured, the loan is liquidated or charged off. Defaults of restructured loans are addressed in the qualitative factor of the delinquency component.

There were no loans that were modified as troubled debt restructurings within the previous 12 months as of December 31, 2018. The following tables present the successes and failures of the types of modifications within the previous 12 months as of December 31, 2017.

	Paid in full		Paying as restructured		Converted to non-accrual		Foreclosure/Default
	Number of loans	Recorded Investment	Number of loans	Recorded Investment	Number of loans	Recorded Investment	Number of loans	Recorded Investment
December 31, 2017	(dollars in thousands)

Forgiveness of principal	-	$-	2	$430	-	$-	-	$-
Total	-	$-	2	$430	-	$-	-	$-

Credit Quality Indicators

As part of the on-going monitoring of credit quality of the Company’s loan portfolio, management tracks certain credit quality indicators including trends related to (i) the local, state and national economic outlook, (ii) concentrations of credit, (iii) interest rate movements, (iv) volume, mix and size of loans and (v) delinquencies. The Company also has an internal Loan Review Officer that monitors risk grades on an on-going basis. Furthermore, the Company employs a third party contractor to perform an annual loan review.

The Company utilizes a risk-grading matrix to assign a risk grade to each of its Commercial and Consumer loans. Loans are graded on a scale of 1-9. Risk grades 1-5 represent pass rated loans. The general characteristics of the 9 risk grades are broken down into commercial and consumer and described below:

Loan Portfolio Risk Grades

Pass credits are grades 1-5 and represent credits with above average risk characteristics that are in accordance with loan policy guidelines regarding repayment ability, loan to value, and credit history. These types of credits have very few exceptions to policy.

Grade 6 – Watch List or Special Mention. The loans in this category include the following characteristics:

•	Loans with one or more major exceptions with no mitigating factors.

•
Extending loans that are currently performing satisfactorily but with potential weaknesses that may, if not corrected, weaken the asset or inadequately protect the Bank’s position at some future date. Potential weaknesses are the result of deviations from prudent lending practice.

•
Loans where adverse economic conditions that develop subsequent to the loan origination that do not jeopardize liquidation of the debt but do substantially increase the level of risk may also warrant this rating.

Grade 7 – Substandard. A substandard loan is inadequately protected by the current sound net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans classified as substandard must have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt; they are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected. Loans consistently not meeting the repayment schedule should be downgraded to substandard. Loans in this category are characterized by deterioration in quality exhibited by any number of well-defined weaknesses requiring corrective action. The weaknesses may include, but are not limited to (i) high debt to worth ratios, (ii) declining or negative earnings trends, (iii) declining or inadequate liquidity, (iv) improper loan structure, (v) questionable repayment sources, (vi) lack of well-defined secondary repayment source, and (vii) unfavorable competitive comparisons.

Grade 8 – Doubtful. Loans classified Doubtful have all the weaknesses inherent in loans classified Substandard, plus the added characteristic that the weaknesses make collection or liquidation in full on the basis of currently existing facts, conditions, and values highly questionable and improbable. However, these loans are not yet rated as loss because certain events may occur which would salvage the debt. Among these events are injection of capital, alternative financing and liquidation of assets or the pledging of additional collateral. The ability of the borrower to service the debt is extremely weak, overdue status is constant, the debt has been placed on non-accrual status, and no definite repayment schedule exists. Doubtful is a temporary grade where a loss is expected but is presently not quantified with any degree of accuracy. Once the loss position is determined, the amount is charged off.

Grade 9 – Loss. Loans classified Loss are considered uncollectable and of such little value that their continuance as bankable assets is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather that it is not practical or desirable to defer writing off the loan even though partial recoveries may be realized in the future. Probable Loss portions of Doubtful assets should be charged against the Allowance for Loan Losses. Loans may reside in this classification for administrative purposes for a period not to exceed the earlier of thirty (30) days or calendar quarter-end.

The following table presents the credit risk profile by internally assigned risk grades.

December 31, 2018
	Pass	Special Mention	Substandard	Doubtful	Loss
Dollars in thousands
Commercial real estate:
Residential ADC	$4,650	$-	$-	$-	$-
Commercial ADC	20,509	239	42	-	-
Farmland	4,833	-	-	-	-
Multifamily	18,537	-	-	-	-
Owner occupied	101,706	1,207	1,070	-	-
Non-owner occupied	96,907	-	127	-	-
Total commercial real estate	247,142	1,446	1,239	-	-
Commercial:
Commercial and industrial	48,157	981	361	-	-
Agriculture	262	-	-	-	-
Other	1,573	-	-	-	-
Total commercial	49,992	981	361	-	-
Residential mortgage:
First lien, closed-end	52,622	647	126	-	-
Junior lien, closed-end	334	416	62	-	-
Total residential mortgage	52,956	1,063	188	-	-
Home equity lines	33,198	770	-	-	-
Consumer – other	3,778	161	7	-	-

Total	$387,066	$4,421	$1,795	$-	$-

December 31, 2017
	Pass	Special Mention	Substandard	Doubtful	Loss
Dollars in thousands
Commercial real estate:
Residential ADC	$7,242	$-	$-	$-	$-
Commercial ADC	23,883	477	4	-	-
Farmland	5,392	-	-	-	-
Multifamily	11,967	-	-	-	-
Owner occupied	81,584	1,049	2,175	-	-
Non-owner occupied	78,531	855	163	-	-
Total commercial real estate	208,599	2,381	2,342	-	-
Commercial:
Commercial and industrial	45,480	1,130	422	-	-
Agriculture	415	-	-	-	-
Other	1,420	-	-	-	-
Total commercial	47,315	1,130	422	-	-
Residential mortgage:
First lien, closed-end	47,257	513	166	-	-
Junior lien, closed-end	239	-	884	-	-
Total residential mortgage	47,496	513	1,050	-	-
Home equity lines	32,005	1,543	124	-	-
Consumer – other	3,596	162	1	-	-

Total	339,011	$5,729	$3,939	$-	$-

Allowance for Loan and Lease Losses

The allowance for loan and lease losses represents management's estimate of an amount adequate to provide for probable losses inherent in the loan portfolio. Management determines the allowance for loan losses based on a number of factors, including a review and evaluation of the Company's loan portfolio and current and projected economic conditions locally and nationally. The allowance is monitored and analyzed in conjunction with the Company's loan analysis and grading program.  The look-back period is a weighted twenty quarter period.

Based on this methodology, provisions for loan losses are made to maintain an adequate allowance for loan losses. The allowance for loan losses is created by direct charges to operations. Losses on loans are charged against the allowance for loan losses in the accounting period in which they are determined by management to be uncollectible. Recoveries during the period are credited to the allowance. The provision for loan losses is the amount necessary to adjust the allowance for loan losses to the amount that management has determined to be adequate to provide for probable losses inherent in the loan portfolio. The Company recorded provisions for loan losses of $406,000 and $704,000 for the years ended December 31, 2018 and 2017, respectively.  Management realizes that general economic trends greatly affect loan losses, and no assurances can be made that future charges to the allowance for loan losses may not be significant in relation to the amount provided during a particular period, or that future evaluations of the loan portfolio based on conditions then prevailing will not require sizable additions to the allowance, thus necessitating similarly sizable charges to income.

Based on its best judgment, evaluation, and analysis of the loan portfolio, management considers the allowance for loan losses to be appropriate in light of the risk inherent in the Company’s loan portfolio for the reporting periods.

The following table details activity in the allowance for loan losses by portfolio segment for the years ended December 31, 2018 and 2017:

	Beginning Balance	Provision for (Recovery) of Loan Losses	Charge- offs	Recoveries	Ending Balance
Dollars in thousands
December 31, 2018
Commercial real estate	$2,260	$436	$(50)	$37	$2,683
Commercial	634	8	(106)	60	596
Residential mortgage	505	(30)	-	45	520
Consumer and home equity lines	200	(8)	(23)	10	179
Total	$3,599	$406	$(179)	$152	$3,978

December 31, 2017
Commercial real estate	$1,607	$708	$(208)	$153	$2,260
Commercial	1,171	(218)	(369)	50	634
Residential mortgage	427	126	(66)	18	505
Consumer and home equity lines	188	88	(92)	16	200
Total	$3,393	$704	$(735)	$237	$3,599

Year End Amount Allocation:

	Loans Individually Evaluated For Impairment	Loans Collectively Evaluated for Impairment	Total
Dollars in thousands
December 31, 2018
Commercial real estate	$17	$2,666	$2,683
Commercial	111	485	596
Residential mortgage	117	403	520
Consumer and home equity lines	-	179	179
Total	$245	$3,733	$3,978

December 31, 2017
Commercial real estate	$-	$2,260	$2,260
Commercial	144	490	634
Residential mortgage	103	402	505
Consumer and home equity lines	1	199	200
Total	$248	$3,351	$3,599

The Company’s recorded investment in loans as of December 31, 2018 and December 31, 2017 related to each balance in the allowance for loan losses by portfolio segment and disaggregated on the Company’s impairment methodology was as follows:

	December 31, 2018		December 31, 2017
	Loans Individually Evaluated for Impairment	Loans Collectively Evaluated for Impairment	Loans Individually Evaluated for Impairment	Loans Collectively Evaluated for Impairment
Dollars in thousands
Commercial real estate	$2,456	$247,371	$3,623	$209,699
Commercial	624	50,710	766	48,101
Residential mortgage	1,294	52,912	1,861	47,198
Consumer and home equity lines	7	37,907	107	37,324
Total	$4,381	$388,900	$6,357	$342,322

At December 31, 2018 the Company had pre-approved but unused lines of credit totaling $73.1 million. In management’s opinion these unused lines of credit represent no more than normal lending risk to the Company and will be funded from normal sources of liquidity.

The Company has entered into loan transactions with certain of its directors and executive officers. Such loans were made in the ordinary course of business and on substantially the same terms and collateral as those for comparable transactions prevailing at the time and did not involve more than the normal risk of collectability or present other unfavorable features.

A summary of related party loan activity as of December 31, 2018 and 2017 is as follows:

	December 31, 2018	December 31, 2017
Dollars in thousands
Balance, beginning of year	$1,740	$2,043
Loan disbursements	254	102
Loan repayments	(1,601)	(405)
Balance, end of year	$393	$1,740

At December 31, 2018 and 2017 the Company had pre-approved but unused lines of credit totaling $216,000 and $404,000, respectively, to executive officers, directors and their related interests.  Related party deposits totaled $2,348,000 and $1,825,000 at December 31, 2018 and 2017, respectively.

NOTE E – FORECLOSED ASSETS

The following table summarizes the activity in foreclosed assets for the years ended December 31, 2018 and 2017:

	December 31, 2018	December 31, 2017
Dollars in thousands
Balance, beginning of year	$789	$1,011
Additions	1,618	520
Proceeds from sale	(916)	(523)
Valuation adjustments	(355)	(195)
Net gains (losses) on sales	21	(24)
Balance, end of year	$1,157	$789

The Company has one foreclosed residential real estate property held in the amount of $196,000 as of December 31, 2018.

The Company did not have any consumer mortgage loans secured by residential real estate properties for which formal foreclosure proceedings are in process as of December 31, 2018.